Retirement Plan	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Retirement Plan

Note 3 – Retirement Plan

Eligible employees may enroll in an company-sponsored 401(k) plan. New enrollees are able to join the plan in the calendar quarter in which they become eligible. The Company may also make a match at its discretion. During calendar years 2012 and 2011, there were no matches under this plan made by the Company.